Golub Group Equity Fund

Golub Group Equity Fund

Supplement to the Prospectus dated May 31, 2011

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 1 of the Prospectus.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Golub Group Equity Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase and a $15 fee for redemptions paid by wire)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Golub Group Equity Fund
Management Fees		1.00%
Distribution (12b-1) Fees	[1]	none
Other Expenses		1.21%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.22%
Fee Waiver/Expense Reimbursement		(0.96%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.26%
[1]	The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to May 31, 2012.
[2]	"Acquired Fund Fees and Expenses" represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Fund's prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii ) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any "Fees and Expense of Acquired Funds" as that term is described above. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Golub Group Equity Fund	128	654	1,206	2,714

This supplement and the Prospectus provide the information a prospective investor should know about the Golub Group Equity Fund and should be retained for future reference. A Statement of Additional Information, dated May 31, 2011, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (866) 954-6682.